As filed with the Securities and Exchange Commission on September 15, 2016

Securities Act File No. 33-14190

Investment Company Act File No. 811-05149

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 61	☒
(Check appropriate box or boxes)

Funds For Institutions Series

(Exact Name of Registrant as Specified in Charter)

60 State Street

Boston, Massachusetts 02109

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 225-1576

John M. Perlowski

Funds For Institutions Series

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest of BlackRock Premier Government Institutional Fund; shares of beneficial interest of BlackRock Treasury Strategies Institutional Fund; shares of beneficial interest of BlackRock Select Treasury Strategies Institutional Fund; shares of beneficial interest of FFI Government Fund; shares of beneficial interest of FFI Treasury Fund.

Master Institutional Money Market LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on September 15, 2016.

Funds For Institutions Series
(Registrant)

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee and Chief Executive Officer (Principal Executive Officer)	September 15, 2016

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	September 15, 2016

DAVID O. BEIM* (David O. Beim)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

DR. MATINA S. HORNER* (Dr. Matina S. Horner)	Trustee

RODNEY D. JOHNSON* (Rodney D. Johnson)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

FREDERICK W. WINTER* (Frederick W. Winter)	Trustee

BARBARA G. NOVICK* (Barbara G. Novick)	Trustee

*BY:	/s/ BENJAMIN ARCHIBALD (Benjamin Archibald, Attorney-In-Fact)	September 15, 2016

SIGNATURES

Master Institutional Money Market LLC has duly caused this Post-Effective Amendment to the Registration Statement of Funds For Institutions Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on September 15, 2016.

Master Institutional Money Market LLC

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski (President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	September 15, 2016
(John M. Perlowski)	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer	September 15, 2016
(Neal J. Andrews)	(Principal Financial and Accounting Officer)

DAVID O. BEIM*	Director
(David O. Beim)

SUSAN J. CARTER*	Director
(Susan J. Carter)

COLLETTE CHILTON*	Director
(Collette Chilton)

NEIL A. COTTY*	Director
(Neil A. Cotty)

DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

MARK STALNECKER*	Director
(Mark Stalnecker)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

CLAIRE A. WALTON*	Director
(Claire A. Walton)

FREDERICK W. WINTER*	Director
(Frederick W. Winter)

BARBARA G. NOVICK*	Director
(Barbara G. Novick)

*BY:	/S/ BENJAMIN ARCHIBALD (Benjamin Archibald, Attorney-In-Fact)	September 15, 2016

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase